Business combinations - Consideration transferred (Details)	Jun. 12, 2018 USD ($) $ / shares shares	Jun. 11, 2018 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Jun. 02, 2016 USD ($)	Dec. 31, 2015 shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares) | shares			218,786,812	158,166,534	158,166,534		158,742,282
Total consideration transferred			$ 553,423,000
Laravotto and Fiorano
Disclosure of detailed information about business combination [line items]
Cash						$ 15,110,000
Equity interests of acquirer (in shares)						(21,498,000)
Shareholders' loan receivable						39,973,000
Total consideration transferred						$ 33,585,000
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer (in shares)	$ 60,815,764
Ratio	0.7272	0.7272
Issued Euronav shares (in shares) | shares	60,815,764	60,815,764
Closing prince Euronav | $ / shares	$ 9.10	$ 9.1
Total consideration transferred		$ 553,423,452
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares) | shares		83,267,426
RSU (in shares) | shares		362,613
Total shares (in shares) | shares		83,630,039